Critical accounting estimates and judgments	12 Months Ended
Dec. 31, 2019
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Critical accounting estimates and judgments
Critical accounting estimates and judgments
The preparation of financial statements in conformity with IFRS requires the use of accounting estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Although these estimates are based on management's best knowledge of current events and actions, actual results ultimately may differ from those estimates. IFRS also requires management to exercise its judgment in the process of applying the Company's accounting policies.
The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are as follows:
(a)    Assumed contingent liability
The Company has a material liability for the future payment of royalties and milestones associated with contractual liabilities on ensifentrine, acquired as part of the acquisition of Rhinopharma. The estimation of the amounts and timing of future cashflows requires the forecast of royalties payable and the estimation of the likelihood that the regulatory approval milestone will be achieved (see notes 2.12 and 20). The estimates for the assumed contingent liability are based on a discounted cash flow model. Key estimates included the calculation of deferred consideration are:

▪	development, regulatory and marketing risks associated with progressing the product to market approval in key target territories;

▪	market size and product acceptance by clinicians, patients and reimbursement bodies;

▪	gross and net selling price;

▪	launch of competitive products;

▪	probabilities of success; and

▪	time to crystallization of contingent consideration.

When there is a change in the expected cash flows or probabilities of success, the assumed contingent liability is re-measured with the change in value recognized in the IP R&D asset it relates to. This is a change in accounting policy for the year ended December 1, 2019 (see 2.17). The assumed contingent liability is measured at amortized cost with the discount unwinding in finance expense throughout the year. Actual outcomes could differ significantly from the estimates made.
The Company has judged that the probabilities of success will change when it moves from one stage of clinical development to another. Management have determined that, for the purposes of assessing probabilities of success, the Company will move from Phase 2 to Phase 3 after an End of Phase 2 Meeting with the Food and Drug Administration ("FDA") in the US that provides confidence over ensifentrine's historical development program and planned Phase 3 program. A remeasurement of the liability at this time is likely to result in a significant increase in both the liability and the corresponding IP R&D asset.The Company has previously announced that it expects to meet with the FDA in the first half of 2020. The Company notes that there is no guarantee that the meeting will take place in the timeframe anticipated or that there will be a successful outcome.
Should the probabilities of success and estimates of cash flows change there will be a material increase in the assumed contingent liability and corresponding IP R&D asset. The amount will be dependent on feedback from the FDA and the probabilities of success applied. Should the Company determine that it has moved from Phase 2 to Phase 3 then the value of the liability could increase by between £15 million and £30 million; the increase in the value of the liability will give rise to an approximately equivalent increase in the value of the IP R&D asset, as described further in Note 2.7.
The value of the assumed contingent liability as of December 31, 2019 amounted to £1.1 million. (2018: £1.0 million).
(b)    Valuation of the Derivative Financial Liability
In July 2016, the Company issued 31,115,926 units to new and existing investors at the placing price of £1.4365 per unit. Each unit comprises one ordinary share and one warrant. The warrants entitle the investors to subscribe for in aggregate a maximum of 12,401,262 ordinary shares.
In accordance with IAS 32 and the Company’s accounting policy, as disclosed in note 2.14, the Company classified the warrants as a derivative financial liability to be presented on the Company's Consolidated Statement of Financial Position.
The fair value of these warrants is determined by applying the Black-Scholes model. Assumptions are made on inputs such as term, volatility and risk free rate in order to determine the fair value per warrant. For further details see note 18.